CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net profit	$ 218,814	$ 207,222	$ 519,530
Other comprehensive income, net of tax:
Foreign currency translation adjustment	(2,709)	(19,956)	(15,761)
Unrealized gain on derivatives	10,584	1,065	4,769
Realized gain on marketable securities which was previously presented in other comprehensive income	0	(9,524)	0
Change in employees plan assets and benefit obligations	(54)	126	(222)
Comprehensive income	226,635	178,933	508,316
Comprehensive loss attributable to non-controlling interest	1,566	7,678	4,780
Comprehensive income attributable to the Company	$ 228,201	$ 186,611	$ 513,096